Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Abstract]
Accounts receivable-margin clients	$ 8,010,846	$ 7,556,557
Less: Allowance for doubtful accounts
Accounts receivable- margin clients, net	8,010,846	7,556,557
Accounts receivable-others	8,981,187	14,414,318
Less: Allowance for doubtful accounts	(3,579)	(3,371)
Accounts receivable-others, net	$ 8,977,608	$ 14,410,947